Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Professional services	$ 99	$ 127
Tax accruals	122	307
Agent Fees	311	565
Other	66	73
Total accrued expenses and other liabilities	$ 598	$ 1,072